EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE 13:- EARNINGS PER SHARE
The following table sets forth the computation of basic and diluted earnings per share:

	Year ended December 31,
	2019	2018	2017

Net income	$825.7	$821.3	$802.9

Weighted average ordinary shares outstanding	150.6	156.6	162.7

Dilutive effect:
Employee stock options, RSUs and PSUs	1.5	2.8	3.9

Diluted weighted average ordinary shares outstanding	152.1	159.4	166.6

Basic earnings per ordinary share	$5.48	$5.24	$4.93

Diluted earnings per ordinary share	$5.43	$5.15	$4.82